Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis at December 31, 2012

Cash and cash equivalents
Money market mutual funds	$-	$1,528	$-	$1,528

Short-term investments
Government bonds	-	1,635	-	1,635
Corporate bonds	-	500	-	500
Agency bonds	-	6,636	-	6,636

Long-term investments
Available-for-sale securities	943	-	-	943

Total recurring fair value measurements	$943	$10,299	$-	$11,242

Items measured at fair value on a nonrecurring basis at December 31, 2012

Long-lived assets held and used related to the exit activities
Property and equipment (note 3)	$-	$-	$-	$-	$(462)
Intangible assets (note 3)	-	-	-	-	(1,198)
Other assets (note 3)	-	-	-	-	(660)

Total nonrecurring fair value measurements	$-	$-	$-	$-	$(2,320)

Items measured at fair value on a recurring basis at December 31, 2011

Cash and cash equivalents
Money market mutual funds	$-	$1,398	$-	$1,398

Short-term investments
Government bonds	-	1,007	-	1,007
Corporate bonds	-	5,666	-	5,666
Agency bonds	-	2,176	-	2,176

Long-term investments
Available-for-sale securities	791	-	-	791

Total recurring fair value measurements	$791	$10,247	$-	$11,038

Items measured at fair value on a nonrecurring basis at December 31, 2011

Long-term investments
Cost method securities (note 9)	$-	$78	$-	$78	$(422)

Total nonrecurring fair value measurements	$-	$78	$-	$78	$(422)